PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in Actuarial Assumptions in Relation to Prior Year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ 789,519	R$ 934,128	R$ 668,481
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(91,272)	(138,745)	68,368
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	880,791	1,072,873	600,113
Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	4,102,059	4,446,092	3,324,512
Difference from change in actuarial assumptions	(369,342)
Defined benefit liability | Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	2,238,700	2,429,478	2,011,355
Difference from change in actuarial assumptions	(120,191)
Defined benefit liability | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,863,359	R$ 2,016,614	R$ 1,313,157
Difference from change in actuarial assumptions	(249,151)
Based on prior-year actuarial assumptions | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(4,471,401)
Based on prior-year actuarial assumptions | Defined benefit liability | Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(2,358,891)
Based on prior-year actuarial assumptions | Defined benefit liability | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ (2,112,510)